July 21, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Sovereign Bond Trust (the "Registrant") on behalf of:
     John Hancock Bond Fund

     File Nos. 2-48925; 811-2402

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending May 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary


ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Bond Fund

5.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 21

Trustees & officers
page 38

For your information
page 41


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came just in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
consistent with
prudent invest-
ment risk by
investing at least
80% of its assets
in a diversified
portfolio of bonds
and other debt
securities, includ-
ing corporate
bonds and U.S.
government and
agency securities.

Over the last twelve months

* Bonds posted losses as improving economic conditions led to rising interest rates.

* Lower-quality corporate bonds and mortgage-backed securities posted positive results, while Treasury and government bonds declined.

* The Fund began to shift toward a more defensive posture near the end of the period.

[Bar chart with heading "John Hancock Bond Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2004." The chart is scaled in increments of 1% with -1% at the bottom and 5% at the top. The first bar represents the 0.31% total return for Class A shares. The second bar represents the -0.39% total return for Class B shares. The third bar represents the 0.39% total return for Class C shares. The fourth bar represents the 0.78% total return for Class I shares and the fifth bar represents the 4.30%* total return for Class R shares. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 issuers

21.0%   Federal National Mortgage Assn.
11.6%   United States Treasury
 3.1%   Federal Home Loan Mortgage Corp.
 3.0%   Financing Corp.
 1.2%   Government National Mortgage Assn.
 1.2%   Midland Funding Corp. II
 1.1%   Ameriquest Mortgage Securities, Inc.
 1.1%   Sprint Capital Corp.
 1.0%   HCA, Inc.
 0.9%   Time Warner, Inc.

As a percentage of net assets on May 31, 2004.

BY HOWARD C. GREENE, CFA, BARRY H. EVANS, CFA AND BENJAMIN A. MATTHEWS, PORTFOLIO MANAGERS

MANAGERS' REPORT

JOHN HANCOCK
Bond Fund

"Bonds declined during
 the year ended May 31,
 2004, as improving eco-
 nomic conditions led to
 rising interest rates."

Bonds declined during the year ended May 31, 2004, as improving economic conditions led to rising interest rates. After several years of sluggish growth, the U.S. economy rebounded sharply, growing at an 8% annual pace in the third quarter of 2003 -- its strongest quarter in 20 years -- and an annual rate of more than 4% in the two subsequent quarters. Healthy employment growth during the last few months of the period lent further credence to the economy's solid recovery.

The combination of an expanding economy and rising commodities prices (especially oil) pushed bond yields higher and bond prices lower during the past year. Yields bottomed at 45-year lows in June 2003, then rose sharply during the ensuing summer months and again in the spring of 2004. As a result, the bond market posted modest losses overall; the broad Lehman Brothers U.S. Aggregate Index returned -0.44% for the one-year period.

The best returns in the bond market came from lower-quality corporate bonds, which typically perform well during an economic recovery. In particular, "high-yield" corporate bonds posted double-digit gains over the past year. Mortgage-backed securities also produced positive results, while higher-quality corporate and government bonds declined.

FUND PERFORMANCE

For the year ended May 31, 2004, the John Hancock Bond Fund's Class A, Class B, Class C and Class I shares posted total returns of 0.31%, -0.39%, -0.39% and 0.78%, respectively, at net asset value. By comparison, the average A-rated corporate debt fund returned -0.64%, according to Lipper, Inc.1, and the Lehman Brothers Government/Credit Bond Index returned -1.52%. Class R shares, which were launched on August 5, 2003, returned 4.30% at net asset value from inception through May 31, 2004.

Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Howard Greene, Barry Evans and Ben Matthews flush right next to first paragraph.]

The Fund's outperformance of its peer group and the index was the result of positioning we established before the one-year period began. We increased our exposure to mortgage-backed securities and lower-quality corporate bonds, both of which were attractively valued after underperforming the high-quality segments of the bond market. In addition, we expected the lower-rated corporates to outperform when the economy rebounded.

LOWER QUALITY, BETTER RESULTS

We typically invest about half of the portfolio's assets in corporate bonds, and the past year was no exception. The vast majority of these holdings were in lower-rated bonds. Below-investment-grade securities made up more than 20% of the portfolio, and a similar percentage was devoted to bonds rated BBB, the lowest investment-grade rating. These lower-quality bonds posted impressive results during the one-year period as the emerging economic recovery strengthened the financial position of many corporations.

One of the portfolio's better performers during the past year was department store retailer J.C. Penney. Penney is in the process of selling Eckerd, a drug store chain the company purchased eight years ago. Penney is expected to use the proceeds from this sale to pay down debt and improve its balance sheet, which should in turn boost its credit standing.

"...our sizable position
 in mortgage-backed
 bonds provided a lift
 to performance."

In recent months, we have been trimming some of our lower-quality corporate holdings. The strong run-up in this segment of the market has pushed valuations above historical norms, so we have reduced our exposure in selected names. For example, we sold our positions in the bonds of two chemical companies, Lyondell Chemical and Nova Chemicals. These bonds rallied as the economic recovery boosted demand in the chemicals industry, but a sharp rise in raw-material costs led us to take profits in these names.

MORTGAGES PAY OFF

In late 2002, we doubled the portfolio's stake in mortgage-backed securities, which had underperformed as historically low interest rates led many homeowners to refinance their mortgages. We expected rates to rise in 2003, putting a lid on refinancing activity. This didn't happen until the second half of 2003, but when it did, our sizable position in mortgage-backed bonds provided a lift to performance. As with our lower-rated corporate bonds, we have recently reduced our holdings of mortgage-backed securities in light of their outperformance over the past year.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Government -- U.S. agencies 28%, the second is Government -- U.S. 12%, the third is Utilities 9%, the fourth is Mortgage banking 7% and the fifth is Telecommunications 6%.]

SHIFTING TO A MORE CONSERVATIVE POSITION

During the last few months of the period, we began to reposition the portfolio in anticipation of rising interest rates. We made several changes to the portfolio, including upgrading its overall credit quality. As mentioned before, we cut back on our holdings of lower-quality corporate bonds, especially those rated below BB. In their place, we have added more asset-backed securities -- bonds backed by home-equity loans, auto loans and credit-card debt. These securities typically have shorter maturities and very high credit quality.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 5-31-04." The chart is divided into four sections (from top to left): Corporate bonds 53%, U.S. government and agency bonds 40%, Short-term investments & other 6% and Preferred stocks 1%.]

We continued to reduce the interest rate sensitivity of the portfolio to limit the negative impact of higher rates. We also adjusted our maturity structure, largely by selling bonds maturing in 5-10 years -- which tend to decline to a greater degree in a rising interest rate environment -- while generally expanding our holdings of shorter-term securities. These shorter-term securities included floating-rate notes, which reset their interest rates at regular intervals (such as monthly or quarterly). Floating-rate notes are among the few types of bonds that can benefit when interest rates increase.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Mizuho Financial followed by an up arrow with the phrase "Benefited from growth in China and strengthening Japanese bank industry." The second listing is Corn Products International followed by an up arrow with the phrase "Higher earnings and reduced debt stoked expectations for a credit upgrade." The third listing is Long-term Treasury bonds followed by a down arrow with the phrase "The most interest rate-sensitive bonds fell as rates rose."]

OUTLOOK

We expect interest rates to rise further in the second half of 2004. Given the recent resurgence in job growth (the one missing component in the recovery), the Federal Reserve is likely to start raising short-term rates in the near future. Although we expect the Fed to raise rates gradually, it clearly signals the end of historically low rates.

"Although we expect the
 Fed to raise rates gradually,
 it clearly signals the end of
 historically low rates."

In this environment, our goal is to play defense and protect our shareholders' investments. We intend to continue reducing the portfolio's credit risk and interest rate sensitivity while increasing its holdings of floating-rate notes and other defensive securities.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
May 31, 2004

                     Class A      Class B     Class C     Class I 1  Class R 1
Inception date       11-9-73     11-23-93     10-1-98      9-4-01     8-5-03

Average annual returns with maximum sales charge (POP)
One year              -4.21%       -5.16%      -2.34%       0.78%        --
Five years             5.28%        5.21%       5.31%         --         --
Ten years              6.60%        6.52%         --          --         --
Since inception          --           --        4.32%       5.89%        --

Cumulative total returns with maximum sales charge (POP)
One year              -4.21%       -5.16%      -2.34%       0.78%        --
Five years            29.36%       28.91%      29.55%         --         --
Ten years             89.51%       88.10%         --          --         --
Since inception          --           --       27.08%      16.96%      4.30%

SEC 30-day yield as of May 31, 2004
                       4.02%        3.52%       3.49%       4.67%      3.92%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I or Class R shares. Effective July 15, 2004, the 1% up-front sales charge on Class C shares was eliminated. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Government/Credit Bond Index.

             Cum Value    Cum Value     Lehman Brothers
               of $10K      of $10K   Government/Credit
Plot Date     (No Load)     (W/Load)         Bond Index
6-30-94         $9,981       $9,531              $9,977
11-30-94        10,014        9,562               9,997
5-31-95         11,248       10,741              11,161
11-30-95        11,883       11,347              11,825
5-31-96         11,781       11,250              11,618
11-30-96        12,662       12,091              12,487
5-31-97         12,849       12,270              12,536
11-30-97        13,670       13,053              13,412
5-31-98         14,205       13,564              13,975
11-30-98        14,750       14,085              14,800
5-31-99         14,649       13,988              14,544
11-30-99        14,690       14,028              14,606
5-31-00         14,783       14,116              14,822
11-30-00        15,801       15,089              15,924
5-31-01         16,613       15,864              16,727
11-30-01        17,411       16,626              17,759
5-31-02         17,627       16,832              18,040
11-30-02        18,169       17,350              19,058
5-31-03         19,789       18,896              20,669
11-30-03        19,760       18,869              20,276
5-31-04         19,846       18,951              20,354

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $20,354 as of May 31, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund, before sales charge, and is equal to $19,846 as of May 31, 2004. The third line represents the same hypothetical $10,000 investment made in the John Hancock Bond Fund, after sales charge, and is equal to $18,951 as of May 31, 2004.

                              Class B 1    Class C 1    Class I 2    Class R 2
Period beginning              5-31-94      10-1-98       9-4-01       8-5-03
Without sales charge          $18,810      $12,838      $11,696      $10,430
With maximum sales charge     $18,810      $12,708      $11,696      $10,430
Index                         $20,354      $13,652      $11,767      $10,324

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of May 31, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2004

This schedule is divided into three main categories: bonds, preferred stocks and short-term investments. Bonds and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
BONDS 93.15%                                                                                           $1,161,960,015
(Cost $1,163,609,444)

Agricultural Operations 0.17%                                                                               2,166,985
Bunge Ltd. Finance Corp.,
Note 04-15-14 (R)                                                     5.350%     BBB      $2,260            2,166,985

Automobiles / Trucks 1.74%                                                                                 21,683,466
Auburn Hills Trust,
Deb 05-01-20                                                         12.375      BBB       1,925            2,779,109
Chase Manhattan Auto Owner Trust,
Pass Thru Ctf Ser 2000-A Class A4 06-15-07                            6.260      AAA       1,207            1,214,678
DaimlerChrysler North America Holding Corp.,
Medium Term Note Ser D 05-24-06                                       1.880      BBB       4,755            4,753,003
ERAC USA Finance Co.,
Note 12-15-09 (R)                                                     7.950      BBB+      2,720            3,134,057
Ford Credit Auto Owner Trust,
Pass Thru Ctf Ser 2004-A Class A3 03-15-08                            2.930      AAA       5,975            5,980,605
Ford Motor Co.,
Deb 02-15-47                                                          9.980      BBB-      3,255            3,822,014

Banks -- Foreign 2.33%                                                                                     29,103,527
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands) 04-15-14 (R)                                5.790      BBB-      3,260            3,136,166
Gtd Note (Cayman Islands) 12-29-49                                    8.375      Baa1      3,500            3,581,200
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) 12-31-49 (R)                                           5.260      AA        1,180            1,138,346
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31
then variable) (United Kingdom) 08-31-49                              7.648      A         8,055            9,007,318
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.64% to 09-30-07
then variable) 12-31-49 (R)                                           7.640      A         3,915            4,338,012
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) 12-31-49 (R)                               8.485      Baa1      4,555            5,145,661

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Banks -- Foreign (continued)
Westpac Capital Trust III,
Perpetual Sub Bond (5.819% to 09-30-13
then variable) 12-31-49 (R)                                           5.819%     A-       $2,775           $2,756,824

Banks -- United States 0.63%                                                                                7,879,973
Bank of New York,
Cap Security 12-01-26 (R)                                             7.780      A-        5,050            5,375,074
Colonial Bank,
Sub Note 06-01-11                                                     9.375      BBB-      1,480            1,727,221
NBD Bank N.A.,
Sub Deb 11-01-24                                                      8.250      A           650              777,678

Beverages 0.13%                                                                                             1,638,627
Panamerican Beverages, Inc.,
Sr Note (Panama) 07-01-09                                             7.250      BBB       1,545            1,638,627

Building 0.45%                                                                                              5,550,269
KB Home,
Sr Note 02-01-14 (R)                                                  5.750      BB+       2,890            2,644,350
Lennar Corp.,
Gtd Sr Note 05-01-10                                                  9.950      BBB-      2,615            2,905,919

Business Services -- Misc. 0.23%                                                                            2,881,000
Muzak LLC/Muzak Finance Corp.,
Sr Note 02-15-09                                                     10.000      CCC+      1,135            1,089,600
NationsRent, Inc.,
Sr Sec Note 10-15-10 (R)                                              9.500      BB-       1,690            1,791,400

Chemicals 0.47%                                                                                             5,823,140
Braskem S.A.,
Note (Brazil) 01-22-14 (R)                                           11.750      B+        1,070              936,250
Du Pont (E.I.) de Nemours & Co.,
Note 04-30-10                                                         4.125      AA-       1,600            1,565,514
RPM International, Inc.,
Bond 12-15-13 (R)                                                     6.250      BBB       3,305            3,321,376

Computers 0.28%                                                                                             3,477,838
NCR Corp.,
Note 06-15-09                                                         7.125      BBB-      3,175            3,477,838

Containers 0.69%                                                                                            8,595,706
BWAY Corp.,
Sr Sub Note 10-15-10                                                 10.000      B-        1,460            1,533,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note 11-15-12                                              8.750      BB-       1,625            1,710,313
Sealed Air Corp.,
Sr Note 04-15-08 (R)                                                  5.375      BBB       5,185            5,352,393

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Diversified Operations 0.59%                                                                               $7,340,104
Brascan Corp.,
Note (Canada) 03-01-10                                                5.750%     A-       $2,815            2,891,484
Glencore Funding LLC,
Gtd Note 04-15-14 (R)                                                 6.000      BBB       4,860            4,448,620

Electronics 1.11%                                                                                          13,816,957
AMETEK, Inc.,
Sr Note 07-15-08                                                      7.200      BBB       4,500            4,787,896
General Electric Co.,
Note 02-01-13                                                         5.000      AAA       5,575            5,477,911
Tyco International Group S.A.,
Note (Luxembourg) 02-15-11 +                                          6.750      BBB       3,305            3,551,150

Finance 4.30%                                                                                              53,710,480
Bank One Issuance Trust,
Pass Thru Ctf Ser 2003-C1 09-15-10                                    4.540      BBB       3,095            3,127,830
Capital One Bank,
Sr Note 06-15-05                                                      8.250      BBB-      3,000            3,169,428
Sub Note 06-13-13                                                     6.500      BB+       1,570            1,601,683
Capital One Financial Corp.,
Note 05-01-06 +                                                       7.250      BB+       1,940            2,064,796
Citibank Credit Card Issuance Trust,
Pass Thru Ctf Ser 2003-C3 04-07-10                                    4.450      BBB       3,870            3,887,575
Citigroup, Inc.,
Sub Note 10-31-33                                                     6.000      A+        8,285            7,889,847
Ford Motor Credit Co.,
Note 02-01-06                                                         6.875      BBB-      3,260            3,423,808
Note 10-28-09                                                         7.375      BBB-      5,700            6,054,848
General Electric Capital Corp.,
Note Ser A 03-15-32                                                   6.750      AAA       2,620            2,791,353
General Motors Acceptance Corp.,
Note 03-02-11                                                         7.250      BBB       5,145            5,370,500
Household Finance Corp.,
Note 05-15-11                                                         6.750      A         7,760            8,488,035
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C 09-15-10 (R)                              6.600      BBB       3,735            4,001,851
Morgan Stanley,
Sub Note 04-01-14                                                     4.750      A         2,000            1,838,926

Food 0.87%                                                                                                 10,786,734
Corn Products International, Inc.,
Sr Note 08-15-09                                                      8.450      BBB-      8,665            9,639,812
General Foods Corp.,
Deb 06-15-11                                                          7.000      A-        1,145            1,146,922

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Government -- Foreign 0.20%                                                                                $2,506,171
Colombia, Republic of,
Bond (Colombia) 04-09-11                                              9.750%     BB+      $2,258            2,506,171

Government -- U.S. 11.57%                                                                                 144,267,598
United States Treasury,
Bond 02-15-31 +                                                       5.375      AAA      45,270           45,437,997
Inflation Indexed Note 01-15-11 +                                     3.500      AAA       9,448           10,547,408
Note 05-15-06 +                                                       6.875      AAA      49,115           53,170,818
Note 05-15-14 +                                                       4.750      AAA      34,850           35,111,375

Government -- U.S. Agencies 28.28%                                                                        352,800,233
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf 01-01-16                                         11.250      AAA         140              154,542
30 Yr Pass Thru Ctf 08-01-33                                          5.000      AAA      12,706           12,225,060
CMO REMIC 2563-PA 03-15-33                                            4.250      AAA       7,843            7,574,247
CMO REMIC 2640-WA 03-15-33                                            3.500      AAA       2,987            2,940,779
CMO REMIC 2754-PC 12-15-28                                            5.000      AAA      10,405           10,047,258
Note 01-12-09                                                         3.875      AAA       6,075            5,959,842
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf 02-01-08                                          7.500      AAA         184              195,186
15 Yr Pass Thru Ctf 09-01-10 to 06-01-17                              7.000      AAA       1,968            2,094,709
15 Yr Pass Thru Ctf 01-01-18 to 06-01-18                              5.000      AAA      41,479           41,517,350
15 Yr Pass Thru Ctf 05-01-18 to 10-01-18                              4.500      AAA      36,220           35,462,275
30 Yr Pass Thru Ctf 02-01-33 to 06-01-34 **                           6.500      AAA      25,900           26,820,580
30 Yr Pass Thru Ctf 02-01-33 to 01-01-34                              6.000      AAA      31,510           32,051,036
30 Yr Pass Thru Ctf 04-01-33 to 11-01-33                              5.500      AAA      23,879           23,765,058
30 Yr Pass Thru Ctf 04-01-34 to 06-01-34                              5.000      AAA      50,572           48,636,451
CMO REMIC 2002-82-QL 05-25-27                                         5.000      AAA       6,375            6,500,095
CMO REMIC 2003-16-PD 10-25-16                                         5.000      AAA      10,690           10,592,316
CMO REMIC 2003-17-QT 08-25-27                                         5.000      AAA      13,365           13,015,420
CMO REMIC 2003-33-AC 03-25-33                                         4.250      AAA       2,686            2,657,779
CMO REMIC 2003-49-JE 04-25-33                                         3.000      AAA       7,073            6,585,926
CMO REMIC 2003-58-AD 07-25-33                                         3.250      AAA       7,721            7,328,022
CMO REMIC 2003-63-PE 07-25-33                                         3.500      AAA       4,940            4,367,887
Financing Corp.,
Bond 02-08-18                                                         9.400      AAA      21,035           28,854,320
Bond 08-03-18                                                        10.350      AAA       6,045            8,893,356
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 01-15-16                                         10.500      AAA          48               54,066
30 Yr Pass Thru Ctf 11-15-19 to 05-15-21                              9.500      AAA         332              374,328
30 Yr Pass Thru Ctf 06-15-20 to 03-15-25                             10.000      AAA         111              124,165
30 Yr Pass Thru Ctf 10-15-33                                          5.500      AAA       2,544            2,532,814
30 Yr Pass Thru Ctf 12-20-33                                          6.000      AAA       7,913            8,059,916
30 Yr Pass Thru Ctf 05-15-34                                          5.000      AAA       1,400            1,350,708
CMO REMIC 2003-42-XA 05-16-33                                         3.750      AAA       2,174            2,064,742

See notes to
financial statements.


11


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Insurance 1.54%                                                                                           $19,228,279
Liberty Mutual Group,
Gtd Sr Note 03-15-14 (R)                                              5.750%     BBB      $2,410            2,321,640
Mantis Reef Ltd.,
Note (Australia) 11-14-08 (R)                                         4.692      A-        2,990            2,953,600
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                                             7.625      AA        3,985            4,671,444
New York Life Insurance Co.
Note 05-15-33 (R)                                                     5.875      AA-       3,685            3,478,375
QBE Insurance Group Ltd.,
Bond (Australia) 07-01-23 (R)                                         5.647      BBB       4,230            4,011,601
URC Holdings Corp.,
Sr Note 06-30-06 (R)                                                  7.875      AA-       1,630            1,791,619

Leisure 1.08%                                                                                              13,454,225
Hyatt Equities LLC,
Note 06-15-07 (R)                                                     6.875      BBB       5,105            5,356,865
Meditrust,
Med Term Note 01-16-06                                                7.300      BB-       1,945            2,003,350
Note 08-15-07                                                         7.000      BB-       1,500            1,530,000
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B 04-01-10                                            9.750      B+        1,120            1,198,400
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note 05-01-07                                                      7.375      BB+       2,215            2,325,750
Waterford Gaming LLC,
Sr Note 09-15-12 (R)                                                  8.625      B+          981            1,039,860

Machinery 0.41%                                                                                             5,162,581
Case Corp.,
Note 08-01-05                                                         7.250      BB-       2,200            2,233,000
Kennametal, Inc.,
Sr Note 06-15-12                                                      7.200      BBB       2,775            2,929,581

Media 4.52%                                                                                                56,386,757
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom) 07-15-09                                 8.200      BBB-      6,305            7,276,115
Continental Cablevision, Inc.,
Deb 08-01-13                                                          9.500      BBB       3,280            3,665,469
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                                  8.625      B+        2,495            2,594,800
Grupo Televisa S.A.,
Note (Mexico) 09-13-11                                                8.000      BBB-      3,580            3,884,300
Innova S. de R.L.,
Note (Mexico) 09-19-13                                                9.375      B+        1,635            1,700,400
Sr Note (Mexico) 04-01-07                                            12.875      B+          314              316,497

See notes to
financial statements.


12


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Media (continued)
Liberty Media Corp.,
Note 09-17-06                                                         2.610%     BBB-     $7,635           $7,764,673
News America Holdings, Inc.,
Gtd Sr Deb 08-10-18                                                   8.250      BBB-      4,400            5,228,568
Shaw Communications, Inc.,
Sr Note (Canada) 04-11-10                                             8.250      BB+       2,110            2,308,091
Tele-Communications, Inc.,
Deb 02-01-12                                                          9.800      BBB       2,550            3,227,186
Deb 04-15-22                                                         10.125      BBB       2,675            3,583,117
Time Warner, Inc.,
Deb 01-15-13                                                          9.125      BBB+      9,106           11,076,821
XM Satellite Radio, Inc.,
Sr Sec Disc Note (Zero to 12-31-05
then 14.00%) 12-31-09 (A)                                              Zero      CCC+      2,000            1,850,000
Sr Sec Note 06-15-10                                                 12.000      CCC+      1,706            1,910,720

Medical 1.52%                                                                                              18,903,868
HCA, Inc.,
Note 09-01-10                                                         8.750      BBB-      7,785            8,756,973
Note 12-15-14                                                         9.000      BBB-      3,182            3,637,755
Medco Health Solutions, Inc.,
Sr Note 08-15-13 +                                                    7.250      BBB       3,245            3,443,390
Schering-Plough Corp.,
Sr Note 12-01-33                                                      6.500      A-        3,085            3,065,750

Metal 0.17%                                                                                                 2,140,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note 02-01-10                                                     10.125      B-        2,000            2,140,000

Mortgage Banking 6.59%                                                                                     82,257,662
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-10 Class AF-3 12-25-33                         3.230      AAA       9,655            9,610,721
Pass Thru Ctf Ser 2003-IA1 Class A-4 11-25-33                         4.965      AAA       4,155            4,140,979
Bank of America Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2004-D
Class 2A1 05-25-34                                                    3.649      AAA       6,874            6,687,291
Centex Home Equity Loan Trust,
Home Equity Loan Asset-Backed Ctf
Ser 2004-A Class AF-4 08-25-32                                        4.510      AAA       4,550            4,420,841
Conseco Finance Securitizations Corp.,
Pass Thru Ctf Ser 2002-A Class A-3 04-15-32                           5.330      AAA         382              382,702
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5 08-15-25                           8.100      AAA       1,246            1,246,265
Deutsche Mortgage & Asset Receiving Corp.,
Commercial Mtg Pass Thru Ctf
Ser 1998-C1 Class C 06-15-316.861                                     6,861      A2        3,585            3,870,332

See notes to
financial statements.


13


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Mortgage Banking (continued)
Global Signal Trust,
Sub Bond Ser 2004-1A Class D 01-15-34 (R)                             5.098%     BBB      $3,270           $3,158,231
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1998-C1 Class A-1 05-15-30                          6.853      Aaa       4,604            4,742,508
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg Pass Thru Ctf Ser 2003-C1
Class A-4 07-05-35                                                    4.111      AAA       2,865            2,641,642
Commercial Mtg Pass Thru Ctf Ser 2003-C2
Class A-2 01-05-36                                                    4.022      AAA       7,185            7,049,640
Impac Secured Assets Corp.,
Mtg PassThru Ctf Ser 2004-1 Class A-3 03-25-34                        3.710      AAA       3,675            3,580,828
LB-UBS Commercial Mortgage Trust,
Commercial Mtg PassThru Ctf Ser 2003-C3
Class A4 05-15-32                                                     4.166      AAA       5,225            4,843,010
Morgan Stanley Dean Witter Capital I Trust,
Pass Thru Ctf Ser 2001-IQA Class A-1 12-18-32                         4.570      Aaa       4,208            4,300,359
Residential Asset Mortgage Products, Inc.,
Pass Thru Ctf Ser 2003-RS8
Class AI-2 11-25-23                                                   2.904      AAA       4,580            4,566,527
Pass Thru Ctf Ser 2003-RS10
Class AI-5 01-25-31                                                   4.910      AAA       4,595            4,548,012
Residential Asset Securities Corp.,
Ser 2004-KS5 Class A2B2 09-25-33                                      1.320      AAA       5,965            5,965,000
Specialty Underwriting & Residential Finance Trust,
Mtg Loan Asset Backed Ctf Ser 2003-BC4
Class A3B 11-25-34                                                    4.788      AAA       6,685            6,502,774

Oil & Gas 2.06%                                                                                            25,703,194
Chesapeake Energy Corp.,
Sr Note 06-15-14 (R) +                                                7.500      BB-       1,105            1,140,913
Kinder Morgan Energy Partners, L.P.,
Sr Note 08-15-33                                                      7.300      BBB+      3,160            3,338,075
Louis Dreyfus Natural Gas Corp.,
Note 12-01-07                                                         6.875      BBB+      2,695            2,899,836
Magellan Midstream Partners, L.P.,
Note 06-01-14                                                         6.450      BBB       2,800            2,821,501
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                                      10.125      BBB+      1,925            2,395,241
Pemex Project Funding Master Trust,
Gtd Note 10-13-10 +                                                   9.125      BBB-      9,250           10,651,375
TEPPCO Partners, L.P.,
Sr Note 02-15-12                                                      7.625      BBB       2,215            2,456,253

See notes to
financial statements.


14


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Paper & Paper Products 1.63%                                                                              $20,371,494
Boise Cascade Corp.,
Sr Note 11-01-10                                                      6.500%     BB       $2,085            2,112,668
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 07-15-09 (R) (B)                                    13.750      D#        5,750            3,018,750
Donohue Forest Products,
Gtd Note (Canada) 05-15-07                                            7.625      BB        3,050            3,150,494
MDP Acquisitions Plc,
Sr Note (Ireland) 10-01-12                                            9.625      B         1,290            1,399,650
Stone Container Corp.,
Sr Note 02-01-11                                                      9.750      B         2,365            2,566,025
Sr Note 07-01-12                                                      8.375      B         4,050            4,171,500
Weyerhaeuser Co.,
Deb 07-15-23                                                          7.125      BBB       3,785            3,952,407

Real Estate Investment Trusts 0.93%                                                                        11,642,774
American Health Properties, Inc.,
Note 01-15-07                                                         7.500      BBB+      2,380            2,577,166
Healthcare Realty Trust, Inc.,
Sr Note 05-01-11                                                      8.125      BBB-      2,515            2,887,107
iStar Financial, Inc.,
Sr Note 03-15-08                                                      7.000      BB+       2,185            2,270,864
ProLogis Trust,
Note 07-15-06                                                         7.050      BBB+      1,745            1,903,387
TriNet Corporate Realty Trust, Inc.,
Note 05-15-06                                                         7.950      BB+         730              751,900
Note 07-15-17                                                         7.700      BB+       1,210            1,252,350

Retail 1.20%                                                                                               14,912,009
Delhaize America, Inc.,
Note 04-15-11                                                         8.125      BB+       1,400            1,522,704
Food Lion, Inc.,
Note 08-30-06                                                         8.730      BBB-      2,500            2,600,948
Note 04-15-07                                                         7.550      BB+       2,120            2,244,546
Gap, Inc. (The),
Note 12-15-08 +                                                      10.550      BB+       1,500            1,811,250
Office Depot, Inc.,
Note 08-15-13                                                         6.250      BBB-      2,445            2,515,311
Penney J.C. Co., Inc.,
Deb 08-15-16 +                                                        7.650      BB+       1,605            1,725,375
Penney J.C. Corp., Inc.,
Note 03-01-10 +                                                       8.000      BB+       2,215            2,491,875

Revenue Bonds 0.43%                                                                                         5,341,418
Golden State Tobacco Securitization Corp.,
Rev Ser 2003-A-1 06-01-39                                             6.750      BBB       6,070            5,341,418

See notes to
financial statements.


15


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Telecommunications 5.36%                                                                                  $66,831,125
AT&T Corp.,
Sr Note 11-15-11 +                                                    7.300%     BBB      $5,256            5,668,160
Corning, Inc.,
Med Term Note 04-04-25                                                8.300      Ba2       3,565            3,718,149
Note 03-01-09                                                         6.300      BB+       1,165            1,179,112
Deutsche Telekom International Finance B.V.,
Bond (Coupon rate step up/down on rating)
(Netherlands) 06-15-10                                                8.000      BBB+      6,415            7,499,109
France Telecom,
Note (France) 03-01-06                                                7.200      BBB+      1,615            1,742,627
Mobile Telesystems Finance S.A.,
Gtd Note (Luxembourg) 10-14-10 (R)                                    8.375      BB-       1,430            1,340,625
Gtd Sr Note (Luxembourg) 01-30-08 (R)                                 9.750      BB-         720              738,000
PTC International Finance II SA,
Gtd Note (Luxembourg) 12-01-09                                       11.250      BB-       1,110            1,193,250
Qwest Capital Funding, Inc.,
Gtd Note 08-15-06 +                                                   7.750      CCC+      3,590            3,518,200
Qwest Corp.,
Note 03-15-12 (R) +                                                   8.875      B-        3,940            4,176,400
Sprint Capital Corp.,
Note 01-30-06                                                         7.125      BBB-      8,515            9,058,649
Note 05-01-19                                                         6.900      BBB-      4,600            4,686,406
Telefonos de Mexico S.A. de C.V.,
Sr Note (Mexico) 01-26-06 +                                           8.250      BBB-      6,585            7,080,192
Telus Corp.,
Note (Canada) 06-01-11                                                8.000      BBB       8,290            9,425,854
Verizon Pennsylvania, Inc.,
Deb Ser A 11-15-11                                                    5.650      A+        5,725            5,806,392

Tobacco 0.92%                                                                                              11,482,623
Altria Group, Inc.,
Note 11-04-13                                                         7.000      BBB       3,435            3,433,990
Commonwealth Brands, Inc.,
Sr Sec Sub Note 09-01-08 (R)                                         10.625      B-        1,355            1,395,650
Philip Morris Cos., Inc.,
Note 06-01-06                                                         6.950      BBB       5,445            5,632,983
Standard Commercial Corp.,
Sr Note 04-15-12 (R)                                                  8.000      BB+       1,000            1,020,000

Transportation 1.46%                                                                                       18,185,772
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 04-01-13 +                                   7.858      A-        4,200            4,170,432
CNF, Inc.,
Deb 05-01-34 (R)                                                      6.700      BBB-      1,975            1,934,890
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A 02-02-19                                    6.545      A-        3,938            3,766,217

See notes to
financial statements.


16


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Transportation (continued)
Humpuss Funding Corp.,
Note 12-15-09 (R)                                                     7.720%     B2       $2,115           $1,861,297
Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2 08-15-14 (B)(R)                         10.910      D         5,800              293,712
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1D 01-02-15                                    8.970      B-        2,737            1,860,905
TFM S.A. de C.V.,
Gtd Sr Disc Note (Mexico) 06-15-09                                   11.750      B         1,215            1,187,663
Trinity Industries, Inc.,
Pass Thru Ctf 02-15-09 (R)                                            7.755      BB+       2,945            3,110,656

Utilities 6.88%                                                                                            85,880,636
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A 01-02-17 +                                   9.000      BB+       3,624            3,913,712
Beaver Valley Funding Corp.,
Deb 06-01-07                                                          8.625      BB+       1,015            1,072,882
Sec Lease Obligation Bond 06-01-17                                    9.000      BB+       6,799            7,658,992
BVPS II Funding Corp.,
Collateralized Lease Bond 06-01-17                                    8.890      BB+       6,607            7,380,349
CenterPoint Energy, Inc.,
Sr Note Ser B 09-01-10                                                7.250      BBB-      3,365            3,557,656
East Coast Power LLC,
Sr Sec Note Ser B 03-31-12                                            7.066      BBB-      3,062            3,021,371
Sr Sec Note 03-31-08                                                  6.737      BBB-        295              295,265
El Paso Electric Co.,
1st Mtg Ser E 05-01-11                                                9.400      BBB-      5,695            6,519,141
ESI Tractebel Acquisition Corp.,
Sec Bond Ser B 12-30-11                                               7.990      BB          500              515,000
Illinois Power Co.,
Mtg Bond 07-15-25                                                     7.500      B         1,885            1,922,700
IPALCO Enterprises, Inc.,
Sr Sec Note 11-14-11                                                  7.625      BB-       3,000            3,270,000
Kansas Gas & Electric Co.,
Deb 03-29-16                                                          8.290      BB-       3,385            3,524,800
Midland Funding Corp. II,
Deb Ser A 07-23-05 +                                                 11.750      BB-      10,869           11,195,071
Deb Ser B 07-23-06                                                   13.250      BB-       2,970            3,267,000
NorAm Energy Corp.,
Deb 02-01-08                                                          6.500      BBB       2,040            2,156,409
PNPP II Funding Corp.,
Deb 05-30-16                                                          9.120      BB+       4,132            4,754,031
PSEG Energy Holdings LLC,
Sr Note 04-16-07                                                      7.750      BB-       2,580            2,683,200
Salton Sea Funding Corp.,
Sr Sec Note Ser C 05-30-10                                            7.840      BB+       5,063            5,250,948

See notes to
financial statements.


17


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
Utilities (continued)
System Energy Resources, Inc.,
Sec Bond 01-15-14 (R)                                                 5.129%     BBB-     $3,815           $3,738,166
Texas-New Mexico Power Co.,
Sr Note 06-01-08                                                      6.125      BB+       3,135            3,175,112
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond 01-02-17                                    8.090      BBB-      5,072            5,505,031
Westar Energy, Inc.,
1st Mtg 04-15-23                                                      7.650      BBB-      1,460            1,503,800

Utilities -- Foreign 1.79%                                                                                 22,327,728
Empresa Electrica Guacolda S.A.,
Sec Sr Note (Chile) 04-30-13 (R)                                      8.625      BBB-      2,133            2,233,791
Empresa Nacional de Electricidad S.A.,
Note (Chile) 07-15-08                                                 7.750      BBB-      2,000            2,089,552
HQI Transelect Chile S.A.,
Sr Note (Chile) 04-15-11                                              7.875      A-        6,780            7,626,036
Korea Gas Corp.,
Sr Note (South Korea) 11-26-10 (R)                                    4.750      A-        2,630            2,537,529
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) 11-15-09 (R)                                     9.625      BBB-      2,445            2,812,078
TransAlta Corp.,
Note (Canada) 12-15-13                                                5.750      BBB-      3,295            3,258,086
TXU Australia Holdings, LP,
Sr Note (Australia) 12-01-06 (R)                                      6.750      BBB       1,650            1,770,656

Waste Disposal Service & Equip 0.62%                                                                        7,719,062
Allied Waste North America, Inc.,
Sr Sub Note Ser B 08-01-09                                           10.000      B+        7,265            7,719,062


                                                                                 CREDIT
ISSUER, DESCRIPTION                                                              RATING*   SHARES               VALUE
PREFERRED STOCKS 1.32%                                                                                    $16,478,757
(Cost $16,559,345)

Automobiles/Trucks 0.36%                                                                                    4,479,256
Delphi Trust I, 8.25%                                                            BB      175,795            4,479,256

Finance 0.22%                                                                                               2,727,820
J.P. Morgan Chase Capital XII, 6.25%                                             A-      113,000            2,727,820

Real Estate Investment Trusts 0.45%                                                                         5,590,280
Health Care Property Investors, Inc., 7.10%,
Ser F                                                                            BBB     113,000            2,712,000
ProLogis Trust, 6.75%, Ser F                                                     BBB     122,480            2,878,280

Utilities 0.29%                                                                                             3,681,401
Dominion Resources, Inc., 9.50%, Conv                                            BBB+     67,760            3,681,401

See notes to
financial statements.


18


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
SHORT-TERM INVESTMENTS 4.90%                                                                              $61,052,455
(Cost $61,065,328)

Automobiles/Trucks 0.07%                                                                                      882,761
Hertz Corp.,
Sr Note 07-01-04                                                     7.000%      BBB-       $880              882,761

Banks -- United States 0.28%                                                                                3,412,053
Capital One Bank,
Note 07-30-04                                                        6.500       BBB-      3,385            3,412,053

Finance 0.03%                                                                                                 355,440
Yanacocha Receivables Master Trust,
Pass Thru Ctf Ser 1997-A 06-15-04 (R)                                8.400       BBB-        355              355,440

Joint Repurchase Agreement 3.24%                                                                           40,433,000
Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald Securities
-- Dated 05-28-04 due 06-01-04 (Secured by
U.S. Treasury Bill, 1.378% due 11-18-04,
U.S. Treasury Bonds, 6.250% thru 8.125%
due 08-15-21 thru 08-15-23, and U.S. Treasury
Note, 1.875% due 09-30-04)                                           0.980                40,433           40,433,000

Media 0.41%                                                                                                 5,121,238
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada) 03-15-05                                     10.000       BBB-      4,880            5,121,238

Metal 0.19%                                                                                                 2,404,999
Noranda, Inc.,
Deb (Canada) 06-15-04                                                8.125       BBB-      2,400            2,404,999

Telecommunications 0.20%                                                                                    2,458,875
Mobile Telesystems Finance S.A.,
Gtd Bond (Luxembourg) 12-21-04 (R)                                  10.950       BB-       1,470            1,525,125
Gtd Bond (Luxembourg) 12-21-04                                      10.950       BB-         900              933,750

Transportation 0.06%                                                                                          788,353
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1997-2C 06-30-04                                   7.206       B-          565              559,537
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1C 01-02-05                                  10.150       B-          341              228,816

Utilities 0.42%                                                                                             5,195,736
Salton Sea Funding Corp.,
Gtd Sr Sec Note 03-30-05                                             7.370       BB+       5,020            5,195,736

See notes to
financial statements.


19


FINANCIAL STATEMENTS


TOTAL INVESTMENTS 99.37%                                                                               $1,239,491,227

OTHER ASSETS AND LIABILITIES, NET 0.63%                                                                    $7,914,164

TOTAL NET ASSETS 100.00%                                                                               $1,247,405,391


  + All or a portion of this security is on loan on May 31, 2004.

  * Credit ratings are unaudited and rated by Standard and Poor's where available, or Moody's Investor Services, unless indicated otherwise.

 ** A portion of these securities having an aggregate value of $19,008,328 or 1.52% of the Fund's net assets, has been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $20,716,633 of Time Warner, Inc., 9.125%, 01-15-13 and Corn Products International, Inc., 8.450%, 08-15-09 have been segregated to cover the forward commitments.

  # Security rated internally by John Hancock Advisers, LLC.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income-producing issuer filed for protection under Federal Bankruptcy Code or is in default of interest payment.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $113,474,278 or 9.10% of net assets as of May 31, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, the security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,241,234,117)
including $161,411,510 of securities loaned                    $1,239,491,227
Cash                                                                      471
Cash segregated for futures contracts                               1,020,500
Receivable for investments sold                                    15,944,022
Receivable for shares sold                                             83,440
Receivable for futures variation margin                               429,301
Dividends and interest receivable                                  15,216,521
Other assets                                                          142,381

Total assets                                                    1,272,327,863

LIABILITIES
Payable for investments purchased                                  21,651,964
Payable for shares repurchased                                      1,151,236
Dividends payable                                                     759,181
Payable to affiliates
Management fees                                                       491,886
Distribution and service fees                                          84,193
Other                                                                 506,714
Other payables and accrued expenses                                   277,298

Total liabilities                                                  24,922,472

NET ASSETS
Capital paid-in                                                 1,265,211,185
Accumulated net realized loss on investments and
financial futures contracts                                       (15,014,062)
Net unrealized depreciation of investments and
financial futures contracts                                        (2,005,963)
Distributions in excess of net investment income                     (785,769)

Net assets                                                     $1,247,405,391

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,046,639,162 [DIV] 69,872,637 shares)                       $14.98
Class B ($164,173,911 [DIV] 10,960,179 shares)                         $14.98
Class C ($31,971,180 [DIV] 2,134,362 shares)                           $14.98
Class I ($4,519,175 [DIV] 301,720 shares)                              $14.98
Class R ($101,963 [DIV] 6,806 shares)                                  $14.98

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($14.98 [DIV] 95.5%)                                         $15.69
Class C2 ($14.98 [DIV] 99%)                                            $15.13

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

2 The up-front sales charge on Class C shares has been eliminated, effective July 15, 2004.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
May 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (net of foreign withholding taxes of $10,373)            $74,225,881
Dividends                                                           1,705,591
Securities lending                                                    198,709

Total investment income                                            76,130,181

EXPENSES
Investment management fees                                          6,755,210
Class A distribution and service fees                               3,326,564
Class B distribution and service fees                               1,967,582
Class C distribution and service fees                                 371,562
Class R distribution and service fees                                     422
Class A, B and C transfer agent fees                                2,905,858
Class I transfer agent fees                                             4,094
Class R transfer agent fees                                               252
Accounting and legal services fees                                    367,292
Custodian fees                                                        252,378
Printing                                                              109,330
Miscellaneous                                                         100,077
Registration and filing fees                                           94,454
Trustees' fees                                                         78,823
Professional fees                                                      63,148
Interest                                                               10,499
Securities lending fees                                                 2,908

Total expenses                                                     16,410,453
Less expense reductions                                               (50,022)

Net expenses                                                       16,360,431

Net investment income                                              59,769,750

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                        23,192,834
Financial futures contracts                                        (1,454,611)
Change in unrealized appreciation (depreciation) of
Investments                                                       (79,370,118)
Financial futures contracts                                          (263,073)

Net realized and unrealized loss                                  (57,894,968)

Increase in net assets from operations                             $1,874,782

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                YEAR               YEAR
                                               ENDED              ENDED
                                             5-31-03            5-31-04
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                    $67,667,581        $59,769,750
Net realized gain                         37,149,906         21,738,223
Change in net unrealized
appreciation (depreciation)               60,407,234        (79,633,191)

Increase in net assets
resulting from operations                165,224,721          1,874,782

Distributions to shareholders
From net investment income
Class A                                  (58,775,529)       (54,665,922)
Class B                                  (10,462,357)        (8,303,883)
Class C                                   (2,024,816)        (1,569,152)
Class I                                     (461,750)          (439,075)
Class R 1                                         --             (3,991)
                                         (71,724,452)       (64,982,023)
From Fund share transactions             (36,619,370)      (169,382,863)

NET ASSETS
Beginning of period                    1,423,014,596      1,479,895,495

End of period 2                       $1,479,895,495     $1,247,405,391


1 Class R shares began operations on 8-5-03.

2 Includes distributions in excess of net investment income of $420,557 and $785,769, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                 5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03    5-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.76      $13.93      $14.69        $14.71     $15.69
Net investment income 3                         0.96        0.92        0.82          0.72       0.70
Net realized and unrealized
gain (loss) on investments                     (0.83)       0.76        0.06          1.02      (0.65)
Total from
investment operations                           0.13        1.68        0.88          1.74       0.05
Less distributions
From net investment income                     (0.96)      (0.92)      (0.86)        (0.76)     (0.76)
Net asset value,
end of period                                 $13.93      $14.69      $14.71        $15.69     $14.98
Total return 4 (%)                              0.97       12.38        6.10         12.26       0.31

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                 $1,098      $1,140      $1,144        $1,192     $1,047
Ratio of expenses
to average net assets (%)                       1.11        1.12        1.11          1.12       1.09
Ratio of net investment income
to average net assets (%)                       6.69        6.38        5.51          4.84       4.55
Portfolio turnover (%)                           162         235         189           273        241

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                 5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03    5-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.76      $13.93      $14.69        $14.71     $15.69
Net investment income 3                         0.86        0.83        0.72          0.62       0.59
Net realized and unrealized
gain (loss) on investments                     (0.83)       0.76        0.06          1.02      (0.65)
Total from
investment operations                           0.03        1.59        0.78          1.64      (0.06)
Less distributions
From net investment income                     (0.86)      (0.83)      (0.76)        (0.66)     (0.65)
Net asset value,
end of period                                 $13.93      $14.69      $14.71        $15.69     $14.98
Total return 4 (%)                              0.27       11.64        5.37         11.48      (0.39)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $197        $218        $236          $233       $164
Ratio of expenses
to average net assets (%)                       1.81        1.78        1.81          1.82       1.79
Ratio of net investment income
to average net assets (%)                       6.00        5.71        4.81          4.15       3.84
Portfolio turnover (%)                           162         235         189           273        241

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                 5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03    5-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.76      $13.93      $14.69        $14.71     $15.69
Net investment income 3                         0.85        0.82        0.72          0.62       0.59
Net realized and unrealized
gain (loss) on investments                     (0.83)       0.76        0.06          1.02      (0.64)
Total from
investment operations                           0.02        1.58        0.78          1.64      (0.05)
Less distributions
From net investment income                     (0.85)      (0.82)      (0.76)        (0.66)     (0.66)
Net asset value,
end of period                                 $13.93      $14.69      $14.71        $15.69     $14.98
Total return 4 (%)                              0.28       11.60        5.36         11.48      (0.39)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $24         $26         $44           $45        $32
Ratio of expenses
to average net assets (%)                       1.80        1.82        1.81          1.82       1.79
Ratio of net investment income
to average net assets (%)                       6.01        5.66        4.81          4.15       3.84
Portfolio turnover (%)                           162         235         189           273        241

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

PERIOD ENDED                                 5-31-02 1,2,5    5-31-03 2      5-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.96           $14.71         $15.69
Net investment income 3                         0.66             0.78           0.76
Net realized and unrealized
gain (loss) on investments                     (0.21)            1.02          (0.64)
Total from
investment operations                           0.45             1.80           0.12
Less distributions
From net investment income                     (0.70)           (0.82)         (0.83)
Net asset value,
end of period                                 $14.71           $15.69         $14.98
Total return 4 (%)                              3.04 6          12.71           0.78

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     -- 7             $9             $5
Ratio of expenses
to average net assets (%)                       0.68 8           0.72           0.63
Ratio of net investment income
to average net assets (%)                       5.94 8           5.23           4.98
Portfolio turnover (%)                           189              273            241

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS R SHARES

PERIOD ENDED                                 5-31-04 5

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.93
Net investment income 3                         0.54
Net realized and unrealized
gain on investments                             0.10
Total from
investment operations                           0.64
Less distributions
From net investment income                     (0.59)
Net asset value,
end of period                                 $14.98
Total return 4 (%)                              4.30 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     -- 7
Ratio of expenses
to average net assets (%)                       1.38 8
Ratio of net investment income
to average net assets (%)                       4.40 8
Portfolio turnover (%)                           241

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase (decrease) net realized and unrealized gains (losses) per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11%, 5.09% and 6.24% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Class I and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to
financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Bond Fund (the "Fund") is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At May 31, 2004, the Fund loaned securities having market value of $161,411,510 collateralized by securities in the amount of $165,241,802. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying

The Fund had the following financial futures contracts open on May 31, 2004:

                       NUMBER OF
OPEN CONTRACTS         CONTRACTS   POSITION    EXPIRATION     DEPRECIATION
------------------------------------------------------------------------------
U.S. 10-year note      785         Long        September 04   ($263,073)


securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On May 31, 2004, the Fund had deposited $1,020,500 in a segregated account to cover margin requirements on open financial futures contracts.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,134,814 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2009 -- $14,099,037 and May 31, 2010 -- $35,777.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $64,982,023. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2004, the components of distributable earnings on a tax basis included $70,119 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next
$500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value, and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2004, JH Funds received net up-front sales charges of $654,480 with regard to sales of Class A shares. Of this amount, $71,770 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $218,311 was paid as sales commissions to unrelated broker-dealers and $364,399 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insur ance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended May 31, 2004, JH Funds received net up-front sales charges of $244,620 with regard to sales of Class C shares. Of this amount, $242,359 was paid as sales commissions to unrelated broker-dealers and $2,261 was paid as sales com missions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2004, CDSCs received by JH Funds amounted to $446,001 for Class B shares and $7,824 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature
Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo.
For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the Class R average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent fee for Class A, Class B and Class C shares was reduced by $50,022 during the year ended May 31, 2004, which had no impact on each class's ratio of ex penses to average net assets. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at a rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $2,617 for certain publishing services, included in the printing fees.

The Adviser owned 6,698 Class R shares of beneficial interest of the Fund on May 31, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested, issued in reorganization and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                  YEAR ENDED 5-31-03            YEAR ENDED 5-31-04
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                       8,023,117    $119,537,680     5,824,845     $89,554,899
Distributions reinvested   3,230,030      48,137,822     2,910,959      44,557,244
Repurchased              (13,031,036)   (194,047,897)  (14,853,151)   (227,944,897)
Net decrease              (1,777,889)   ($26,372,395)   (6,117,347)   ($93,832,754)

CLASS B SHARES
Sold                       3,435,375     $50,874,917       965,793     $14,845,807
Distributions reinvested     501,577       7,467,519       387,561       5,934,167
Repurchased               (5,112,010)    (76,105,101)   (5,237,216)    (80,229,304)
Net decrease              (1,175,058)   ($17,762,665)   (3,883,862)   ($59,449,330)

CLASS C SHARES
Sold                         950,362     $14,094,274       348,423      $5,328,454
Distributions reinvested     106,568       1,585,178        77,945       1,193,806
Repurchased               (1,137,091)    (16,982,912)   (1,184,766)    (18,155,936)
Net decrease                 (80,161)    ($1,303,460)     (758,398)   ($11,633,676)

CLASS I SHARES
Sold                         152,828      $2,306,536        88,680      $1,370,545
Issued in reorganization     566,449       8,309,863            --              --
Distributions reinvested      30,706         458,285        28,118         430,842
Repurchased                 (152,254)     (2,255,534)     (413,475)     (6,370,177)
Net increase (decrease)      597,729      $8,819,150      (296,677)    ($4,568,790)

CLASS R SHARES 1
Sold                              --              --         6,806        $101,687
Net increase                      --              --         6,806        $101,687
NET DECREASE              (2,435,379)   ($36,619,370)  (11,049,478)  ($169,382,863)

1 Class R shares began operations on 8-5-03.


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2004, aggregated $2,731,785,623 and $2,962,155,959, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $450,743,781 and $450,255,098, respectively, during the year ended May 31, 2004.

The cost of investments owned on May 31, 2004, including short-term investments, for federal income tax purposes, was $1,246,217,926. Gross unrealized appreciation and depreciation of investments aggregated $22,943,215 and $29,669,914, respectively, resulting in net unrealized depreciation of $6,726,699. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

NOTE E
Reclassification
of accounts

During the year ended May 31, 2004, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $6,165,511, a decrease in distributions in excess of net investment income of $4,847,061 and an increase in capital paid-in of $1,318,450. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for GNMA paydowns, deferred compensation and amortization of premium and accretion of discount. The calculation of net investment income (loss) per share in the Fund's Financial Highlights excludes these adjustments.

NOTE F
Reorganization

On May 29, 2002, the shareholders of the John Hancock Active Bond Fund ("Active Bond Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Active Bond Fund in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 566,449 Class I shares of the Fund for the net assets of the Active Bond Fund, which amounted to $8,309,863, including $75,770 of unrealized appreciation after the close of business on June 7, 2002.

AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Bond Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Bond Fund (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods on or before May 31, 2002, were audited by other independent auditors, whose report dated July 5, 2002, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2004.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2004, 0.87% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Tax Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form
1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Charles L. Ladner, 2 Born: 1938                                                             2004                49
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (Public Utility Holding Company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

Dennis S. Aronowitz, Born: 1931                                                             1988                20
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         1975                20
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                20
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Director, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1996                20
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin, 2 Born: 1932                                                             1996                20
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).


38



                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Patti McGill Peterson, 2 Born: 1943                                                         1996                30
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility); Director,
Ford Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003); and Advisory Board, UNCF, Global
Partnerships Center (since 2002).

John A. Moore, 2 Born: 1939                                                                 1996                30
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                20
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

NON-INDEPENDENT TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE

James A. Shepherdson, Born: 1952                                                            2004                49
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).


39


NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1984
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's proxy voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Bond Fund.

2100A  5/04
       7/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, May 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $35,500 for the fiscal year ended May 31, 2003 and $37,300 for the fiscal year ended May 31, 2004. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2003 and fiscal year ended May 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $4,500 for the fiscal year ended May 31, 2003 and $4,700 for the fiscal year ended May 31, 2004. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended May 31, 2003 and fiscal year ended May 31, 2004 billed to the registrant or to the control affiliates.

(e) (1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2003 and May 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended May 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $24,500 for the fiscal year ended May 31, 2003, and $11,450 for the fiscal year ended May 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(2) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  July 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  July 21, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  July 21, 2004